UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

3717 Buchanan Street, Suite 200 San Francisco, CA (Address of Principal Executive Offices)	94123 (Zip Code)

Kevin O’Boyle
Presidio Funds
3717 Buchanan Street, Suite 200
San Francisco, CA 94123
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 441-3034

Date of fiscal year end: April 30

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund
	Schedule of Investments
	July 31, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Aerospace/Defense
48,200	Argon ST, Inc. *	$ 1,194,396	1.78%

Basic Materials
6,900	Goldcorp, Inc. (Canada)	257,715
20,500	Newmont Mining Corp.	983,180
		1,240,895	1.85%

Business Services
37,700	ATC Technology Corp. *	947,024
14,400	FTI Consulting, Inc. *	1,024,704
80,500	ICT Group, Inc. *	645,610
49,848	IKON Office Solutions, Inc.	712,826
91,100	Learning Tree International, Inc. *	1,452,134
		4,782,298	7.13%

Capital Goods
65,500	FARO Technologies, Inc. *	1,552,350
151,215	Flow International Corp. *	1,007,092
		2,559,442	3.82%

Consumer Products
80,800	Carters, Inc. *	1,335,624
41,300	Helen of Troy Ltd. *	849,128
75,150	Inter Parfums, Inc.	1,125,747
44,800	Newell Rubbermaid, Inc.	740,544
		4,051,043	6.04%

Energy
61,500	Key Energy Services Inc. *	987,690
78,100	Linn Energy, LLC	1,703,361
16,300	Occidental Petroleum Corp.	1,284,929
10,200	Whiting Petroleum Corp. *	955,434
26,800	Willbros Group, Inc. *	1,007,144
		5,938,558	8.85%

Healthcare Capital Equipment
34,900	Abaxis, Inc. *	694,859
91,500	Cardiac Science Corp. *	814,350
67,800	Omnicell, Inc. *	1,101,750
		2,610,959	3.89%

Healthcare Products and Services
30,000	Advanced Medical Optics, Inc. *	520,800
41,900	Allscripts Healthcare Solutions Inc. *	504,895
78,600	Boston Scientific Corp. *	934,554
16,400	Cardinal Health, Inc.	881,172
38,500	CONMED Corp. *	1,170,015
12,000	Omrix Biopharmaceuticals, Inc. *	223,200
82,300	TomoTherapy Incorporated *	802,425
		5,037,061	7.51%

Industrial Products
77,000	Gentex Corp.	1,190,420
90,500	Jabil Circuit, Inc.	1,471,530
46,200	Molex, Inc.	1,133,286
14,700	Molex, Inc. CL A	339,717
17,700	Weyerhaeuser Co.	946,242
29,500	Zebra Technologies Corp. CL A *	908,895
		5,990,090	8.93%

Insurance and Insurance Brokers
21,000	Mercury General Corp.	1,060,710	1.58%

Media
88,700	News Corp. CL A	1,253,331	1.87%

Retail
40,000	Advance Auto Parts, Inc.	1,643,600
36,000	Jo-Ann Stores, Inc. *	790,920
56,000	Pier 1 Imports, Inc. *	207,200
		2,641,720	3.94%

Software
206,700	Compuware Corp. *	2,273,700
70,800	Sonic Solutions *	364,620
18,800	SPSS, Inc. *	621,340
		3,259,660	4.86%

Technology
293,800	Advanced Analogic Technologies, Inc. *	1,213,394
33,700	Broadcom Corp. *	818,573
101,700	Magma Design Automation Inc. *	644,778
21,500	Power Integrations, Inc. *	587,380
		3,264,125	4.87%

Telecommunications Equipment
105,600	Arris Group Inc.*	1,010,592
30,100	EMS Technologies, Inc.*	623,371
206,200	TTI Team Telecom International Ltd. (Israel) *	402,090
		2,036,053	3.04%

Utilities
19,700	ALLETE Inc.	838,432
13,300	Northwestern Corp.	329,441
		1,167,873	1.74%

Total for Common Stocks (Cost $46,873,420)		48,088,214	71.70%

EXCHANGE TRADED FUNDS
8,200	Market Vectors Global Agribusiness ETF *	459,200
45,600	Market Vectors Gold Miners ETF	1,982,688
37,400	SPDR Gold Trust *	3,368,992
Total for Exchange Traded Funds (Cost $5,192,091)		5,810,880	8.66%

GOVERNMENT BILLS
2,000,000	US Treasury Bill, 1.70%, 08/07/2008	1,999,381
1,500,000	US Treasury Bill, 1.68%, 08/28/2008	1,497,842
1,500,000	US Treasury Bill, 1.78%, 09/18/2008	1,495,860
2,000,000	US Treasury Bill, 1.78%, 10/09/2008	1,992,826
2,000,000	US Treasury Bill, 1.80%, 10/23/2008	1,992,984
Total for Government Bills (Cost $8,960,259)		8,978,893	13.39%

Cash Equivalents
3,220,774	Fidelity Treasury Only Class I 1.57% **	3,220,774	4.80%
	(Cost - $3,220,774)

	Total Investments	66,098,761	98.55%
	(Cost - $64,246,544)

	Other Assets in Excess of Liabilities	974,561	1.45%

	Net Assets	$ 67,073,322	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at July 31, 2008.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at July 31, 2008 was $64,246,544. At July 31, 2008, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

     $6,917,437

    ($5,065,220)                               $1,852,217

2. SECURITY VALUATION

Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 66,098,761
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$ 66,098,761

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By: /s/ Kevin C. O'Boyle

      Kevin C. O’Boyle

      President

Date:          September 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin C. O'Boyle

      Kevin C. O’Boyle

      President

Date:          09/17/08

By: /s/ Kevin C. O'Boyle

      Kevin C. O’Boyle

      Chief Financial Officer

Date:          09/17/2008